Fair Value Measurement - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - Recurring fair value measurement [member] - Foreign exchange contracts [Member] - NZD ($)
$ in Thousands
	Jul. 31, 2019	Jan. 31, 2019
Disclosure of fair value measurement [Line Items]
Financial liabilities		$ 1,484
Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement [Line Items]
Financial liabilities
Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement [Line Items]
Financial liabilities		1,484
Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement [Line Items]
Financial liabilities